Shareholder Report, Average Annual Return (Details)		2 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended	22 Months Ended	28 Months Ended	51 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	66 Months Ended	78 Months Ended	82 Months Ended	86 Months Ended	89 Months Ended		91 Months Ended	95 Months Ended	102 Months Ended		106 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Franklin Emerging Market Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent			10.79%								8.80%													4.71%
Franklin International Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin International Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent			5.24%								12.92%													8.50%
Franklin International Dividend Multiplier Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin International Dividend Multiplier Index ETF (NAV)
Average Annual Return, Percent		9.57%
Franklin U.S. Core Dividend Tilt Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Average Annual Return, Percent			10.64%								16.48%													9.52%
Franklin U.S. Dividend Multiplier Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Dividend Multiplier Index ETF (NAV)
Average Annual Return, Percent		(2.72%)
Franklin U.S. Large Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Large Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent			7.25%								17.45%										12.56%
Franklin U.S. Mid Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Mid Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent			0.41%								17.74%										11.12%
Franklin U.S. Small Cap Multifactor Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Small Cap Multifactor Index ETF (NAV)
Average Annual Return, Percent			(1.52%)								15.51%										7.13%
Franklin Disruptive Commerce ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Disruptive Commerce ETF (NAV)
Average Annual Return, Percent			6.17%								10.13%	6.55%
Franklin Dynamic Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Dynamic Municipal Bond ETF (NAV)
Average Annual Return, Percent			3.97%								2.83%									2.52%
Franklin Exponential Data ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Exponential Data ETF (NAV)
Average Annual Return, Percent			(1.20%)					(2.53%)
Franklin Focused Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Focused Growth ETF (NAV)
Average Annual Return, Percent			2.92%								16.32%														16.02%
Franklin Genomic Advancements ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Genomic Advancements ETF (NAV)
Average Annual Return, Percent			(17.67%)								3.69%	1.57%
Franklin High Yield Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin High Yield Corporate ETF (NAV)
Average Annual Return, Percent			7.16%								7.27%					5.51%
Franklin Income Equity Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Income Equity Focus ETF (NAV)
Average Annual Return, Percent			7.33%								15.17%											12.18%
Franklin Income Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Income Focus ETF (NAV)
Average Annual Return, Percent			7.85%			8.96%
Franklin Intelligent Machines ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Intelligent Machines ETF (NAV)
Average Annual Return, Percent			(2.79%)								22.42%	17.48%
Franklin International Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin International Aggregate Bond ETF (NAV)
Average Annual Return, Percent			2.91%								0.35%					0.84%
Franklin Investment Grade Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Investment Grade Corporate ETF (NAV)
Average Annual Return, Percent			4.85%								1.35%												1.85%
Franklin Municipal Green Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Municipal Green Bond ETF (NAV)
Average Annual Return, Percent			1.45%								0.68%									1.85%
Franklin Senior Loan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Senior Loan ETF (NAV)
Average Annual Return, Percent			6.01%								6.92%					4.77%
Franklin Systematic Style Premia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Systematic Style Premia ETF (NAV)
Average Annual Return, Percent			3.86%								3.96%		2.26%
Franklin U.S. Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Core Bond ETF (NAV)
Average Annual Return, Percent			4.99%								(0.25%)			0.33%
Franklin U.S. Treasury Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Treasury Bond ETF (NAV)
Average Annual Return, Percent			4.58%							(1.31%)
Franklin Ultra Short Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin Ultra Short Bond ETF (NAV)
Average Annual Return, Percent			5.39%						2.92%
Franklin FTSE Asia Ex Japan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Asia Ex Japan ETF (NAV)
Average Annual Return, Percent			10.74%								7.49%						2.21%
Franklin FTSE Australia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Australia ETF (NAV)
Average Annual Return, Percent			(2.25%)								14.06%								5.15%
Franklin FTSE Brazil ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Brazil ETF (NAV)
Average Annual Return, Percent			(10.19%)								10.74%							0.93%
Franklin FTSE Canada ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Canada ETF (NAV)
Average Annual Return, Percent			9.67%								16.53%								8.12%
Franklin FTSE China ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE China ETF (NAV)
Average Annual Return, Percent			39.30%								1.34%								(0.16%)
Franklin FTSE Europe ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Europe ETF (NAV)
Average Annual Return, Percent			7.31%								13.52%								5.92%
Franklin FTSE Eurozone ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Eurozone ETF (NAV)
Average Annual Return, Percent			7.41%								14.39%								8.14%
Franklin FTSE Germany ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Germany ETF (NAV)
Average Annual Return, Percent			19.56%								14.88%								4.44%
Franklin FTSE Hong Kong ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Hong Kong ETF (NAV)
Average Annual Return, Percent			14.95%								1.26%								(1.17%)
Franklin FTSE India ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE India ETF (NAV)
Average Annual Return, Percent			2.52%								19.68%						7.57%
Franklin FTSE Japan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Japan ETF (NAV)
Average Annual Return, Percent			(1.09%)								8.77%								4.02%
Franklin FTSE Japan Hedged ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Japan Hedged ETF (NAV)
Average Annual Return, Percent			2.58%								19.28%								10.58%
Franklin FTSE Latin America ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Latin America ETF (NAV)
Average Annual Return, Percent			(12.60%)								11.69%				0.74%
Franklin FTSE Mexico ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Mexico ETF (NAV)
Average Annual Return, Percent			(23.44%)								15.25%							2.96%
Franklin FTSE Saudi Arabia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Saudi Arabia ETF (NAV)
Average Annual Return, Percent			(3.63%)								14.85%				8.34%
Franklin FTSE South Korea ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE South Korea ETF (NAV)
Average Annual Return, Percent			(17.50%)								4.89%								(2.05%)
Franklin FTSE Switzerland ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Switzerland ETF (NAV)
Average Annual Return, Percent			10.22%								10.18%						8.17%
Franklin FTSE Taiwan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE Taiwan ETF (NAV)
Average Annual Return, Percent			(1.01%)								15.77%								9.54%
Franklin FTSE United Kingdom ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin FTSE United Kingdom ETF (NAV)
Average Annual Return, Percent			14.06%								13.79%								5.62%
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)
Average Annual Return, Percent			1.62%								16.54%																8.89%
BrandywineGLOBAL - U.S. Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)
Average Annual Return, Percent			5.27%		3.10%
ClearBridge Sustainable Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ClearBridge Sustainable Infrastructure ETF (NAV)
Average Annual Return, Percent			3.47%				0.53%
Western Asset Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Western Asset Bond ETF (NAV)
Average Annual Return, Percent			4.77%	6.62%
Martin Currie Sustainable International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Martin Currie Sustainable International Equity ETF (NAV)
Average Annual Return, Percent			(15.93%)								4.01%															4.67%
Franklin U.S. Equity Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Franklin U.S. Equity Index ETF (NAV)
Average Annual Return, Percent			8.10%								15.19%													10.40%
Franklin FTSE Russia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		Franklin FTSE Russia ETF (NAV)†
Average Annual Return, Percent	[1]		0.00%								(79.55%)						(67.71%)
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent			6.88%								8.58%													6.56%
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Average Annual Return, Percent			4.71%								11.84%													7.05%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar US Target Market Exposure Index
Average Annual Return, Percent			8.14%								18.49%													13.71%
Russell 3000 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%										12.58%
Russell 3000 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%										12.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%										12.58%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%	13.14%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%								1.07%									1.79%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%					9.72%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%														13.14%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%	13.14%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%								(0.40%)					1.63%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%											13.30%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%			16.89%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%	13.14%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent			3.05%								(1.38%)					(0.08%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%								(0.40%)												1.18%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			1.22%								1.07%									1.79%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%								(0.40%)					1.63%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%		12.30%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%								(0.40%)			0.39%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%							(0.85%)
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%						(1.17%)
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR
Average Annual Return, Percent			10.90%								8.06%						2.58%
FTSE Australia Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Australia Index-NR
Average Annual Return, Percent			(2.24%)								14.08%								5.14%
FTSE Brazil Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Brazil Index-NR
Average Annual Return, Percent			(9.88%)								11.09%							1.15%
FTSE Canada Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Canada Index-NR
Average Annual Return, Percent			9.46%								16.26%								7.87%
FTSE China Index-NR_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China Index-NR
Average Annual Return, Percent			39.38%								1.51%								(0.02%)
FTSE Developed Europe Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Europe Index-NR
Average Annual Return, Percent			7.20%								13.22%								5.67%
FTSE Developed Eurozone Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Eurozone Index-NR
Average Annual Return, Percent			7.23%								14.24%								5.40%
FTSE Germany Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Germany Index-NR
Average Annual Return, Percent			19.29%								14.56%								4.24%
FTSE Hong Kong Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Hong Kong Index-NR
Average Annual Return, Percent			15.04%								1.09%								(1.25%)
FTSE India Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE India Index-NR
Average Annual Return, Percent			3.31%								22.33%						9.27%
FTSE Japan Index-NR (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Japan Index-NR (USD)
Average Annual Return, Percent			(1.62%)								8.73%								3.97%
FTSE Japan Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Japan Index-NR
Average Annual Return, Percent			(2.79%)								16.06%								7.86%
FTSE Latin America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Latin America Index
Average Annual Return, Percent			(12.02%)								12.45%				1.38%
FTSE Mexico Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Mexico Index-NR
Average Annual Return, Percent			(24.02%)								14.91%							2.84%
FTSE All World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE All World Index-NR
Average Annual Return, Percent			7.29%								15.16%				9.51%
FTSE South Korea Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE South Korea Index-NR
Average Annual Return, Percent			(20.51%)								4.32%								(2.05%)
FTSE Switzerland Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Switzerland Index-NR
Average Annual Return, Percent			10.43%								9.22%						7.54%
FTSE Taiwan Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Taiwan Index-NR
Average Annual Return, Percent			(0.77%)								15.94%								9.70%
FTSE UK Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE UK Index-NR
Average Annual Return, Percent			14.22%								13.89%								5.70%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent			7.22%								18.18%																11.80%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%		4.27%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index-NR
Average Annual Return, Percent			7.15%				14.59%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%	6.23%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent			6.09%								10.92%															6.18%
Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar US Target Market Exposure Index
Average Annual Return, Percent			8.14%								18.49%													13.71%
FTSE Russia Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		FTSE Russia Capped Index-NR††
Average Annual Return, Percent	[2]		0.00%								0.00%						0.00%
VettaFi U.S. Equity Large-Cap 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi U.S. Equity Large-Cap 500 Index
Average Annual Return, Percent		(7.34%)
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Average Annual Return, Percent	[3]		6.88%								7.94%													6.12%
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent	[4]		11.32%								9.39%													5.29%
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Average Annual Return, Percent			11.07%								10.44%													6.86%
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Average Annual Return, Percent			4.71%								13.86%													9.60%
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Average Annual Return, Percent			5.06%								12.07%													6.44%
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Average Annual Return, Percent			5.13%								13.06%													8.80%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[5]		8.14%								16.26%													11.08%
Linked Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar US Dividend Enhanced Select Index
Average Annual Return, Percent	[6]		10.71%								16.52%													9.53%
Morningstar US Dividend Enhanced Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar US Dividend Enhanced Select Index
Average Annual Return, Percent			10.71%								18.81%													13.12%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent			7.82%								18.47%										13.03%
LibertyQ U.S. Large Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LibertyQ U.S. Large Cap Equity Index
Average Annual Return, Percent			7.41%								17.61%										12.76%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent			2.59%								16.28%										9.44%
LibertyQ U.S. Mid Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LibertyQ U.S. Mid Cap Equity Index
Average Annual Return, Percent			0.69%								18.08%										11.43%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			(4.01%)								13.27%										5.92%
LibertyQ U.S. Small Cap Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LibertyQ U.S. Small Cap Equity Index
Average Annual Return, Percent			(1.17%)								15.89%										7.47%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent			1.57%								1.26%									1.76%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			7.76%								20.09%														16.54%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent			7.60%								7.20%					4.82%
MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]		MSCI USA High Dividend Yield Index†
Average Annual Return, Percent	[7]		7.93%								13.58%											9.78%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			8.25%								18.60%											13.93%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent			7.82%								18.47%											13.69%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%			3.99%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]		Blended Benchmark†
Average Annual Return, Percent	[8]		7.09%			10.69%
Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[10]		Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index††,†††
Average Annual Return, Percent	[9],[10]		6.71%			10.81%
Bloomberg Global Aggregate ex-USD Index Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate ex-USD Index Hedged USD
Average Annual Return, Percent			4.19%								0.87%					2.14%
Bloomberg U.S. Corporate - Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate - Investment Grade Index
Average Annual Return, Percent			4.90%								1.51%												2.17%
Morningstar LSTA U.S. Leveraged Loan 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA U.S. Leveraged Loan 100 Index
Average Annual Return, Percent			7.06%								7.72%					5.18%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			4.88%								(0.40%)		0.26%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent			4.97%								2.56%		2.54%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent			4.51%							(1.61%)
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent			4.97%						2.71%
FTSE Asia ex Japan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Asia ex Japan Capped Index-NR
Average Annual Return, Percent			11.23%								8.05%						2.62%
FTSE Australia Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Australia Capped Index-NR
Average Annual Return, Percent			(2.24%)								14.08%								5.14%
FTSE Brazil Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Brazil Capped Index-NR
Average Annual Return, Percent			(9.88%)								11.09%							1.23%
FTSE Canada Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Canada Capped Index-NR
Average Annual Return, Percent			9.46%								16.26%								7.87%
FTSE China Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China Capped Index-NR
Average Annual Return, Percent			39.57%								1.51%								0.02%
FTSE Developed Europe Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Europe Capped Index-NR
Average Annual Return, Percent			7.20%								13.22%								5.67%
Linked FTSE Developed Eurozone Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked FTSE Developed Eurozone Index-NR
Average Annual Return, Percent	[11]		7.23%								14.24%								8.03%
FTSE Germany Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Germany Capped Index-NR
Average Annual Return, Percent			19.29%								14.56%								4.24%
FTSE Hong Kong Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Hong Kong Capped Index-NR
Average Annual Return, Percent			14.95%								1.31%								(1.13%)
FTSE India Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE India Capped Index-NR
Average Annual Return, Percent			3.31%								22.32%						9.27%
FTSE Japan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Japan Capped Index-NR
Average Annual Return, Percent			(1.08%)								8.73%								3.97%
FTSE Japan Capped Hedged Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Japan Capped Hedged Index-NR
Average Annual Return, Percent			2.49%								19.28%								10.63%
FTSE Latin America Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Latin America Capped Index-NR
Average Annual Return, Percent			(12.53%)								11.90%				0.91%
FTSE Mexico Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Mexico Capped Index-NR
Average Annual Return, Percent			(23.86%)								15.23%							2.94%
FTSE Saudi Arabia Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Saudi Arabia Capped Index-NR
Average Annual Return, Percent			(3.23%)								15.26%				8.72%
FTSE South Korea Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE South Korea Capped Index-NR
Average Annual Return, Percent			(17.48%)								4.90%								(2.07%)
FTSE Switzerland Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Switzerland Capped Index-NR
Average Annual Return, Percent			9.73%								9.75%						7.70%
FTSE Taiwan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Taiwan Capped Index-NR
Average Annual Return, Percent			(0.77%)								15.94%								9.70%
FTSE UK Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE UK Capped Index-NR
Average Annual Return, Percent			14.22%								13.89%								5.70%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			7.18%								16.15%																8.79%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			8.25%								18.59%																12.50%
FTSE Global Core Infrastructure 50/50 - Net Tax Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Global Core Infrastructure 50/50 - Net Tax Index
Average Annual Return, Percent			13.04%				5.89%
OECD G7 CPI + 5.5% [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			OECD G7 CPI + 5.5%
Average Annual Return, Percent			8.39%				8.52%
Linked Morningstar US Target Market Exposure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Morningstar US Target Market Exposure Index
Average Annual Return, Percent	[12]		8.14%								15.20%													10.42%
VettaFi Developed World ex United States Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi Developed World ex United States Index
Average Annual Return, Percent		3.25%
VettaFi New Frontier International Dividend Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi New Frontier International Dividend Select Index
Average Annual Return, Percent		9.60%
VettaFi New Frontier U.S. Dividend Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			VettaFi New Frontier U.S. Dividend Select Index
Average Annual Return, Percent		(2.72%)

[1]
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2025, the Fund’s unrounded NAV per share decreased from $0.005946 as of March 31, 2024, to $0.005939 as of March 31, 2025. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 1.65% has been disclosed in the Financial Highlights and differs from that which is reported here.

[2]
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2024, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.

[3]
†	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR reflects the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.

[4]
††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR reflects the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.

[5]
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter. The Parent Index reflects no deduction for fees, expenses or taxes. The MSCI ACWI ex REITs Index-NR reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

[6]
††	The Linked Morningstar US Dividend Enhanced Select Index reflects the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter. The Underlying Index reflects no deduction for fees, expenses or taxes. The LibertyQ Global Dividend Index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding.

[7]
†	Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.

[8]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.

[9]
††	The Fund’s Blended Benchmark is comprised of 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index.

[10]
†††	Effective January 1, 2025, the Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index replaced the Blended 50% S&P 500 Index + 50% Bloomberg US Aggregate Index. The Fund’s investment manager believes the new Blended Benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.

[11]
†	The Linked FTSE Developed Eurozone Index-NR reflects the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.

[12]
†	The Linked Morningstar US Target Market Exposure Index reflects the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.